Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)
Supplement dated September 23, 2025
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT GQG US Quality Equity Fund
Effective immediately, the Prospectus is amended as follows:
1.	The section entitled “Performance” on page 28 of the Prospectus is supplemented to include the following:
The Fund’s performance prior to June 18, 2025 reflects returns pursuant to different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, the performance information shown would have been different.
2.
The table under the section entitled “Performance - Average Annual Total Returns (For the Periods Ended December 31, 2024)” on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class I Shares	8.63%	7.74%	8.42%
Class II Shares	8.47%	7.70%	8.36%
Class Y Shares	8.47%	7.70%	8.36%
Russell 1000® Index (reflects no deduction for fees or expenses)	24.51%	14.28%	12.87%
S&P 500® Index (reflects no deduction for fees or expenses)	25.02%	14.53%	13.10%

NVIT GQG US Quality Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT GQG US Quality Equity Fund (formerly, NVIT Calvert Equity Fund)
Supplement dated September 23, 2025
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT GQG US Quality Equity Fund
Effective immediately, the Prospectus is amended as follows:
1.	The section entitled “Performance” on page 28 of the Prospectus is supplemented to include the following:
The Fund’s performance prior to June 18, 2025 reflects returns pursuant to different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, the performance information shown would have been different.
2.
The table under the section entitled “Performance - Average Annual Total Returns (For the Periods Ended December 31, 2024)” on page 28 of the Prospectus is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Class I Shares	8.63%	7.74%	8.42%
Class II Shares	8.47%	7.70%	8.36%
Class Y Shares	8.47%	7.70%	8.36%
Russell 1000® Index (reflects no deduction for fees or expenses)	24.51%	14.28%	12.87%
S&P 500® Index (reflects no deduction for fees or expenses)	25.02%	14.53%	13.10%